Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,663,237.29

Principal:
Principal Collections	$16,292,634.74
Prepayments in Full	$11,269,595.04
Liquidation Proceeds	$426,422.43
Recoveries	$1,258.18
Sub Total	$27,989,910.39
Collections	$30,653,147.68

Purchase Amounts:
Purchase Amounts Related to Principal	$135,844.21
Purchase Amounts Related to Interest	$798.12
Sub Total	$136,642.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,789,790.01

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,789,790.01
Servicing Fee	$627,073.34	$627,073.34	$0.00	$0.00	$30,162,716.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,162,716.67
Interest - Class A-2 Notes	$73,296.83	$73,296.83	$0.00	$0.00	$30,089,419.84
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$29,950,784.84
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$29,897,402.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,897,402.59
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$29,870,839.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,870,839.59
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$29,849,273.59
Third Priority Principal Payment	$320,725.54	$320,725.54	$0.00	$0.00	$29,528,548.05
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$29,494,007.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,494,007.38
Regular Principal Payment	$26,420,590.83	$26,420,590.83	$0.00	$0.00	$3,073,416.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,073,416.55
Residuel Released to Depositor	$0.00	$3,073,416.55	$0.00	$0.00	$0.00
Total		$30,789,790.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$320,725.54
Regular Principal Payment					$26,420,590.83
Total					$26,741,316.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$26,741,316.37	$78.03	$73,296.83	$0.21	$26,814,613.20	$78.24
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$26,741,316.37	$24.92	$347,983.75	$0.32	$27,089,300.12	$25.24

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$219,890,493.09	0.6416414	$193,149,176.72	0.5636101
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$715,340,493.09	0.6666423	$688,599,176.72	0.6417214

Pool Information
Weighted Average APR	4.224%	4.220%
Weighted Average Remaining Term	49.09	48.27
Number of Receivables Outstanding	37,240	36,256
Pool Balance	$752,488,013.87	$724,055,468.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$721,147,572.10	$693,979,767.55
Pool Factor	0.6865464	0.6606055

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$10,860,832.03
Yield Supplement Overcollateralization Amount	$30,075,701.24
Targeted Overcollateralization Amount	$35,456,292.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,456,292.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		130	$308,048.66
(Recoveries)		10	$1,258.18
Net Losses for Current Collection Period			$306,790.48
Cumulative Net Losses Last Collection Period			$1,040,665.15
Cumulative Net Losses for all Collection Periods			$1,347,455.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.08%	359	$7,827,276.06
61-90 Days Delinquent	0.15%	48	$1,118,164.46
91-120 Days Delinquent	0.03%	9	$211,491.93
Over 120 Days Delinquent	0.01%	5	$99,869.04
Total Delinquent Receivables	1.28%	421	$9,256,801.49

Repossession Inventory:
Repossessed in the Current Collection Period		33	$790,482.91
Total Repossessed Inventory		38	$1,005,900.26

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3379%
Preceding Collection Period			0.3241%
Current Collection Period			0.4987%
Three Month Average			0.3869%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1227%
Preceding Collection Period			0.1557%
Current Collection Period			0.1710%
Three Month Average			0.1498%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer